JPMorgan Floating Rate Income Fund
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 84.6% (a)
Aerospace & Defense — 2.1%
Bleriot US Bidco, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 10/31/2030 (b)	794	794
GOAT Holdco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 1/27/2032 (b)	700	697
Spirit AeroSystems, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 8.78%, 1/15/2027 (b)	775	775
TransDigm, Inc., 1st Lien Term Loan J (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 2/28/2031 (b)	1,152	1,152
TransDigm, Inc., 1st Lien Term Loan K (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 3/22/2030 (b)	681	683
Vertex Aerospace Services Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 12/6/2030 (b) (c)	571	569
		4,670
Automobile Components — 2.2%
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 1/31/2031 (b)	1,693	1,684
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3%; 6-MONTH CME TERM SOFR + 3%), 7.11%, 12/13/2029 (b)	1,000	990
Clarios Global LP, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 2.50%), 6.83%, 5/6/2030 (b)	494	490
(1-MONTH CME TERM SOFR + 2.75%), 7.08%, 1/28/2032 (b) (c)	590	588
DexKo Global, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.19%, 10/4/2028 (b)	1,272	1,213
		4,965
Beverages — 0.9%
Naked Juice LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 3.25%), 7.56%, 1/24/2029 (b)	509	360
(3-MONTH CME TERM SOFR + 6.00%), 10.31%, 1/24/2030 (b)	508	178
Primo Brands Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 3/31/2028 (b)	1,406	1,406
		1,944
Broadline Retail — 0.5%
Shutterfly Finance LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 6.00%), 10.28%, 10/1/2027 (b)	218	217
Shutterfly Finance LLC, 2nd Lien Term Loan (1-MONTH CME TERM SOFR + 1.00%), 5.32%, 10/1/2027 (b)	991	870
		1,087
Building Products — 3.5%
ACProducts Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 8.81%, 5/17/2028 (b)	654	480
AZZ, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.83%, 5/14/2029 (b)	936	938
Chariot Buyer LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.68%, 11/3/2028 (b)	1,110	1,105
EMRLD Borrower LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 8/4/2031 (b)	789	784
EMRLD Borrower LP, 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 2.50%), 6.93%, 5/31/2030 (b)	1,040	1,034
Griffon Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 1/24/2029 (b)	482	481
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 3/28/2031 (b) (c)	1,266	1,262
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 3/19/2029 (b)	1,212	1,211
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 2/10/2032 (b)	557	555
		7,850
Capital Markets — 0.7%
CPI Holdco B LLC, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 2.00%), 6.33%, 5/19/2031 (b)	1,015	1,013
(3-MONTH CME TERM SOFR + 2.25%), 6.58%, 5/19/2031 (b)	470	469
		1,482
Chemicals — 1.5%
Ecovyst Catalyst Technologies LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.28%, 6/12/2031 (b)	1,134	1,126

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Chemicals — continued
INEOS US Finance LLC, 1st Lien Term Loan (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 7.58%, 2/18/2030 (b)	1,454	1,404
WR Grace Holdings LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.55%, 9/22/2028 (b)	918	914
		3,444
Commercial Services & Supplies — 6.2%
Acuren Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 7/30/2031 (b)	1,138	1,137
Allied Universal Holdco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.18%, 5/12/2028 (b)	1,037	1,038
APi Group DE, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 6.08%, 1/3/2029 (b)	905	906
BIFM CA Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.08%, 5/31/2028 (b)	574	574
Camelot US Acquisition LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.08%, 1/31/2031 (b)	565	557
Conservice Midco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 5/13/2030 (b)	1,176	1,176
Enviri Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.69%, 6/9/2028 (b)	1,413	1,390
Garda World Security Corp., 1st Lien Term Loan (Canada) (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 2/1/2029 (b)	1,521	1,514
Guardian US Holdco LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.50%), 7.80%, 1/31/2030 (b)	983	963
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.76%, 6/21/2028 (b)	1,565	1,562
Prime Security Services Borrower LLC, 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 6.33%, 10/15/2030 (b)	1,578	1,576
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.58%, 11/19/2031 (b) (c)	1,454	1,451
		13,844
Construction & Engineering — 1.6%
Osmose Utilities Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.69%, 6/23/2028 (b)	1,163	1,161
Pike Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.44%, 1/21/2028 (b)	1,613	1,619
Zekelman Industries, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.59%, 1/24/2031 (b)	741	737
		3,517
Consumer Staples Distribution & Retail — 3.0%
Moran Foods LLC, 1st Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 ‡ (b)	3,938	3,113
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 11.50%), 15.91%, 6/30/2026 ‡ (b)	665	666
Moran Foods LLC, 1st Lien Term Loan (12-MONTH CME TERM SOFR + 8.50%), 12.70%, 1/2/2029 ‡ (b)	708	708
Moran Foods LLC, 1st Lien Term Loan A (12-MONTH CME TERM SOFR + 2.50%), 6.28%, 1/2/2029 ‡ (b)	810	810
Moran Foods LLC, 2nd Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 ‡ (b)	3,223	1,554
		6,851
Containers & Packaging — 2.9%
Clydesdale Acquisition Holdings, Inc., 1st Lien Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.48%, 4/1/2032 (b) (c)	1	—
Clydesdale Acquisition Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.55%, 4/1/2032 (b) (c)	971	963
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.83%, 8/4/2027 (b)	1,191	1,191
LABL, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 9.43%, 10/30/2028 (b)	1,506	1,339
Mauser Packaging Solutions Holding Co., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 4/15/2027 (b)	1,562	1,552
Ring Container Technologies Group LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.08%, 8/14/2028 (b)	804	805
Trident TPI Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 3.75%), 8.05%, 9/15/2028 (b)	811	783
		6,633
Diversified Consumer Services — 2.2%
Belron Finance 2019 LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 10/16/2031 (b)	710	713
Mister Car Wash Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 3/27/2031 (b)	798	797
Pre-Paid Legal Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.58%, 12/7/2028 (b)	1,176	1,169

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Diversified Consumer Services — continued
St. George's University Scholastic Services LLC, 1st Lien Term Loan (Canada) (3-MONTH CME TERM SOFR + 2.75%), 7.06%, 2/12/2029 (b)	966	951
Wand NewCo 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.83%, 1/30/2031 (b)	1,251	1,238
		4,868
Diversified Telecommunication Services — 2.1%
Altafiber Virginia LLC, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 2.75%), 7.08%, 11/22/2028 (b)	1,089	1,091
Altice Financing SA, 1st Lien Term Loan (Luxembourg) (3-MONTH CME TERM SOFR + 5.00%), 9.26%, 10/29/2027 (b)	999	828
Altice France SA, 1st Lien Term Loan B-14 (France) (3-MONTH CME TERM SOFR + 5.50%), 9.76%, 8/15/2028 (b)	623	572
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 9/20/2030 (b)	1,139	1,135
Lumen Technologies, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.35%), 6.79%, 4/16/2029 (b)	533	527
Lumen Technologies, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.35%), 6.79%, 4/15/2030 (b)	545	539
		4,692
Electric Utilities — 0.6%
Constellation Renewables LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.56%, 12/15/2027 (b)	1,366	1,364
Electrical Equipment — 1.1%
BCP VI Summit Holdings LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.83%, 1/30/2032 (b)	1,025	1,028
Vertiv Group Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 3/2/2027 (b)	1,429	1,428
		2,456
Electronic Equipment, Instruments & Components — 1.9%
Coherent Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 6.33%, 7/2/2029 (b)	1,336	1,338
Ingram Micro, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 9/19/2031 (b)	623	625
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.57%, 12/2/2031 (b)	1,300	1,277
Mirion Technologies, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 10/20/2028 (b)	1,005	1,005
		4,245
Entertainment — 1.0%
Crown Finance US, Inc., 1st Lien Term Loan (United Kingdom) (1-MONTH CME TERM SOFR + 5.25%), 9.58%, 12/2/2031 (b)	1,267	1,267
Live Nation Entertainment, Inc., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 6.17%, 10/19/2026 (b)	917	915
		2,182
Financial Services — 2.0%
NCR Atleos Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.03%, 3/27/2029 (b)	713	716
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 11/17/2031 (b)	1,168	1,166
Orion Advisor Solutions, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.03%, 9/24/2030 (b)	1,134	1,138
Shift4 Payments LLC, 1st Lien Term Loan (12-MONTH CME TERM SOFR + 2.75%), 6.80%, 5/7/2032 (b) (c)	565	568
Trans Union LLC, 1st Lien Term Loan B-9 (1-MONTH CME TERM SOFR + 1.75%), 6.08%, 6/24/2031 (b)	830	829
		4,417
Food Products — 0.2%
B&G Foods, Inc., 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 3.50%), 7.83%, 10/10/2029 (b)	504	461
Ground Transportation — 1.7%
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 7/21/2028 (b)	482	482
First Student Bidco, Inc., 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 7/21/2028 (b)	629	629
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 7/21/2028 (b)	252	252
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 6.05%, 4/10/2031 (b)	1,271	1,264

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Ground Transportation — continued
Hertz Corp. (The), 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.94%, 6/30/2028 (b)	1,227	1,013
Hertz Corp. (The), 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.50%), 7.94%, 6/30/2028 (b)	240	198
		3,838
Health Care Equipment & Supplies — 2.6%
Bausch + Lomb Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.68%, 5/10/2027 (b)	1,287	1,282
Insulet Corp., 1st Lien Term Loan A (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 8/1/2031 (b)	1,486	1,490
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 10/23/2028 (b)	2,498	2,496
Resonetics LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.55%, 6/18/2031 (b)	685	683
		5,951
Health Care Providers & Services — 3.9%
AHP Health Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.08%, 8/24/2028 (b)	1,003	1,007
ICON Luxembourg SARL, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 7/3/2028 (b)	228	228
MED ParentCo LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.83%, 4/15/2031 (b)	1,201	1,204
Option Care Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 10/27/2028 (b)	1,368	1,374
Phoenix Newco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.83%, 11/15/2028 (b)	1,159	1,159
PRA Health Sciences, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 7/3/2028 (b)	57	57
Radiology Partners, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.09%, 1/31/2029 (b)	818	810
Star Parent, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.00%), 8.30%, 9/27/2030 (b)	1,208	1,186
Surgery Center Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.08%, 12/19/2030 (b)	1,010	1,011
US Renal Care, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 9.44%, 6/28/2028 (b)	798	751
		8,787
Hotels, Restaurants & Leisure — 2.3%
Caesars Entertainment, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 2/6/2030 (b)	613	611
Caesars Entertainment, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 2/6/2031 (b)	1,337	1,330
Carnival Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 6.33%, 8/9/2027 (b)	1,569	1,568
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.33%, 3/14/2031 (b)	825	824
UFC Holdings LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.25%), 6.57%, 11/21/2031 (b)	928	930
		5,263
Household Durables — 0.5%
KDC/ONE Development Corp., Inc., 1st Lien Term Loan (Canada) (1-MONTH CME TERM SOFR + 4.00%), 8.33%, 8/15/2028 (b)	1,172	1,171
Insurance — 3.7%
Alliant Holdings Intermediate LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 9/19/2031 (b)	1,434	1,427
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 8.68%, 8/21/2028 (b)	1,289	1,285
Asurion LLC, 1st Lien Term Loan B-9 (1-MONTH CME TERM SOFR + 3.25%), 7.69%, 7/30/2027 (b)	285	283
Asurion LLC, 2nd Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 5.25%), 9.69%, 1/31/2028 (b)	1,235	1,190
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.77%, 6/20/2030 (b)	1,449	1,448
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 7/31/2031 (b)	1,140	1,141
USI, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 9/27/2030 (b)	494	491
USI, Inc., 1st Lien Term Loan D (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 11/21/2029 (b)	1,013	1,010
		8,275
IT Services — 2.8%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 2/3/2031 (b)	1,017	1,017
Arches Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.68%, 12/6/2027 (b)	827	813

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
IT Services — continued
MH Sub I LLC, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 4.25%), 8.57%, 5/3/2028 (b)	682	654
(1-MONTH CME TERM SOFR + 4.25%), 8.58%, 12/31/2031 (b)	548	498
Modena Buyer LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 8.78%, 7/1/2031 (b)	1,174	1,137
Nielsen Consumer LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.83%, 3/6/2028 (b) (c)	987	985
Virtusa Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 7.58%, 2/15/2029 (b)	1,194	1,195
		6,299
Leisure Products — 1.2%
FGI Operating Co. LLC, 1st Lien Term Loan, 0.00%, 1/31/2025 ‡ (d) (e)	3,333	33
Recess Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.03%, 2/21/2030 (b)	442	441
Topgolf Callaway Brands Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 3/18/2030 (b)	848	827
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 7.83%, 8/26/2031 (b)	1,415	1,405
		2,706
Machinery — 3.0%
Crosby US Acquisition Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.83%, 8/16/2029 (b)	834	835
Gates Global LLC, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 6.08%, 11/16/2029 (b)	244	243
Madison Safety & Flow LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.08%, 9/26/2031 (b)	1,201	1,202
SPX FLOW, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 4/5/2029 (b)	1,639	1,643
Terex Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 10/8/2031 (b)	1,350	1,351
TK Elevator Midco GmbH, 1st Lien Term Loan B-1 (Germany) (3-MONTH CME TERM SOFR + 3.00%), 7.24%, 4/30/2030 (b)	1,492	1,494
		6,768
Media — 3.1%
Charter Communications Operating LLC, 1st Lien Term Loan B-5 (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 12/15/2031 (b)	496	496
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.44%, 8/23/2028 (b)	1,776	1,738
CSC Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 8.83%, 1/18/2028 (b)	1,371	1,352
DIRECTV Financing LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 9.54%, 8/2/2027 (b)	98	98
EW Scripps Co. (The), 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 3.35%), 7.80%, 11/30/2029 (b)	879	786
Gray Media, Inc., 1st Lien Term Loan D (1-MONTH CME TERM SOFR + 3.00%), 7.44%, 12/1/2028 (b)	915	880
iHeartCommunications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.78%), 10.21%, 5/1/2029 (b)	2,077	1,699
		7,049
Metals & Mining — 0.4%
Novelis, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.29%, 3/11/2032 (b)	815	817
Oil, Gas & Consumable Fuels — 3.3%
Buckeye Partners LP, 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 1.75%), 6.08%, 11/2/2026 (b)	242	242
CPPIB OVM Member US LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 8/20/2031 (b)	1,404	1,394
EPIC Crude Services LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.26%, 10/15/2031 (b)	1,060	1,062
NGL Energy Operating LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.08%, 2/3/2031 (b)	1,455	1,404
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 8/16/2030 (b)	1,496	1,496
Prairie Acquiror LP, 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 4.25%), 8.58%, 8/1/2029 (b) (c)	1,228	1,232
WhiteWater Whistler Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 1.75%), 6.05%, 2/15/2030 (b)	644	641
		7,471
Passenger Airlines — 1.3%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.52%, 4/20/2028 (b)	1,208	1,194

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Passenger Airlines — continued
Jetblue Airways Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.75%), 9.05%, 8/13/2029 (b)	1,421	1,380
Vista Management Holding, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.05%, 4/1/2031 (b)	465	465
		3,039
Personal Care Products — 0.4%
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.19%, 5/17/2028 (b)	1,295	910
Pharmaceuticals — 1.2%
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 10.59%, 10/8/2030 (b) (c)	925	877
Endo Finance Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.33%, 4/23/2031 (b)	1,244	1,213
Jazz Financing Lux SARL, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 5/5/2028 (b)	689	689
		2,779
Professional Services — 4.2%
Creative Artists Agency LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.08%, 10/1/2031 (b)	1,355	1,354
Ensemble RCM LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.28%, 8/1/2029 (b)	778	779
First Advantage Holdings LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 7.58%, 10/31/2031 (b)	1,541	1,539
Grant Thornton Advisors LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.08%, 6/2/2031 (b)	1,647	1,640
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.33%, 1/17/2031 (b)	1,027	1,028
VT Topco, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 8/9/2030 (b) (c)	1,481	1,483
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 1/27/2031 (b) (c)	1,518	1,514
		9,337
Semiconductors & Semiconductor Equipment — 0.9%
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.25%, 2/1/2029 (b)	1,156	1,140
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 9.75%, 2/1/2030 (b)	896	838
		1,978
Software — 8.3%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 2/15/2029 (b)	1,718	1,709
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.83%, 11/25/2031 (b)	1,532	1,535
Boxer Parent Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.33%, 7/30/2031 (b)	1,385	1,374
Central Parent LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.55%, 7/6/2029 (b)	1,540	1,368
Cloud Software Group, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.05%, 3/21/2031 (b)	872	869
DCert Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.33%, 10/16/2026 (b)	328	324
DCert Buyer, Inc., 2nd Lien Term Loan (1-MONTH CME TERM SOFR + 7.00%), 11.33%, 2/16/2029 (b)	345	298
Genesys Cloud Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.83%, 1/30/2032 (b)	2,405	2,397
Icon Parent, Inc., 1st Lien Term Loan (6-MONTH CME TERM SOFR + 3.00%), 7.21%, 11/13/2031 (b)	1,100	1,098
Icon Parent, Inc., 2nd Lien Term Loan (6-MONTH CME TERM SOFR + 5.00%), 9.21%, 11/12/2032 (b)	320	320
Project Boost Purchaser LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 7/16/2031 (b)	1,333	1,331
Proofpoint, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 8/31/2028 (b)	1,147	1,146
RealPage, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.56%, 4/24/2028 (b)	779	773
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.58%, 11/28/2028 (b)	621	621
Skopima Consilio Parent LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.08%, 5/12/2028 (b)	1,184	1,178
Thoughtworks, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.94%, 3/24/2028 (b)	416	411
UKG, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 2/10/2031 (b)	1,835	1,838
		18,590
Specialty Retail — 3.6%
Claire's Stores, Inc., 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 6.50%), 10.73%, 12/18/2026 (b)	1,238	788

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Specialty Retail — continued
Leslie's Poolmart, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.19%, 3/9/2028 (b)	1,504	1,118
Park River Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.80%, 12/28/2027 (b)	1,227	1,178
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.81%, 3/3/2028 (b)	956	884
PetSmart LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.18%, 2/11/2028 (b)	1,164	1,158
Serta Simmons Bedding LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 7.50%), 11.91%, 6/29/2028 (b)	633	574
Staples, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.75%), 10.03%, 8/23/2029 (b) (c)	1,447	1,292
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.58%, 10/19/2029 (b)	1,151	1,138
		8,130
Total Loan Assignments (Cost $198,719)		190,130
Corporate Bonds — 7.0%
Automobile Components — 0.2%
American Axle & Manufacturing, Inc. 6.50%, 4/1/2027	500	497
Chemicals — 1.0%
Chemours Co. (The) 5.75%, 11/15/2028 (f)	1,250	1,119
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (f)	250	249
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	1,000	951
		2,319
Consumer Finance — 0.2%
Ford Motor Credit Co. LLC 4.13%, 8/17/2027	500	482
Diversified Telecommunication Services — 1.0%
CCO Holdings LLC 4.50%, 8/15/2030 (f)	2,250	2,110
Ground Transportation — 0.5%
Avis Budget Car Rental LLC 4.75%, 4/1/2028 (f)	1,250	1,197
Health Care Providers & Services — 0.2%
Tenet Healthcare Corp. 4.63%, 6/15/2028	500	490
Hotels, Restaurants & Leisure — 0.5%
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (f)	1,100	1,073
Household Durables — 0.3%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (f)	665	552
IT Services — 0.1%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (f)	275	271
Media — 1.0%
DISH DBS Corp. 5.25%, 12/1/2026 (f)	750	693
Sirius XM Radio LLC 4.00%, 7/15/2028 (f)	1,600	1,518
		2,211
Oil, Gas & Consumable Fuels — 2.0%
Ascent Resources Utica Holdings LLC 8.25%, 12/31/2028 (f)	500	508
Civitas Resources, Inc. 8.38%, 7/1/2028 (f)	1,250	1,259
Harvest Midstream I LP 7.50%, 9/1/2028 (f)	550	558
Hess Midstream Operations LP 5.88%, 3/1/2028 (f)	103	104

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Kinetik Holdings LP 6.63%, 12/15/2028 (f)	1,000	1,020
NuStar Logistics LP 5.63%, 4/28/2027	1,000	1,003
		4,452
Total Corporate Bonds (Cost $15,650)		15,654
	SHARES (000)
Exchange-Traded Funds — 2.1%
Fixed Income — 2.1%
Invesco Senior Loan ETF (Cost $4,861)	231	4,819
Common Stocks — 0.7%
Broadline Retail — 0.2%
Moran Foods Backstop Equity ‡ *	22,629,369	22
NMG Parent LLC ‡ *	16	404
		426
Machinery — 0.0% ^
SSB Equipment Co., Inc. ‡ *	31	—
Media — 0.2%
Clear Channel Outdoor Holdings, Inc. *	284	304
iHeartMedia, Inc., Class A *	62	81
		385
Pharmaceuticals — 0.1%
Endo, Inc. *	9	198
Specialty Retail — 0.2%
Claire's Stores, Inc. ‡ * (g)	3	— (h)
NMG, Inc. ‡ *	1	156
Serta Simmons Bedding LLC ‡ *	31	325
		481
Total Common Stocks (Cost $6,108)		1,490
Convertible Preferred Stocks — 0.0% ^
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ * (g) (Cost $4,630)	4	— (h)

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.6%
Investment Companies — 3.6%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.16% (i) (j) (Cost $8,071)	8,071	8,071
Total Investments — 98.0% (Cost $238,039)		220,164
Other Assets in Excess of Liabilities — 2.0%		4,499
NET ASSETS — 100.0%		224,663

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
PIK	Payment In Kind
SOFR	Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2025.
(c)	All or a portion of this security is unsettled as of May 31, 2025. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(d)	Defaulted security.
(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Fund is subject to legal or contractual restrictions on the resale of the security.
(h)	Value is zero.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of May 31, 2025.
Centrally Cleared Credit default swap contracts outstanding — sell protection(**) as of May 31, 2025 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.44-V1	5.00	Quarterly	6/20/2030	3.51	USD4,000	88	199	287

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Swaps are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Broadline Retail	$—	$—	$426	$426
Machinery	—	—	— (a)	— (a)
Media	385	—	—	385
Pharmaceuticals	198	—	—	198
Specialty Retail	—	—	481	481
Total Common Stocks	583	—	907	1,490
Convertible Preferred Stocks	—	—	—(b )	—(b )
Corporate Bonds	—	15,654	—	15,654
Exchange-Traded Funds	4,819	—	—	4,819
Loan Assignments
Aerospace & Defense	—	4,670	—	4,670
Automobile Components	—	4,965	—	4,965
Beverages	—	1,944	—	1,944
Broadline Retail	—	1,087	—	1,087
Building Products	—	7,850	—	7,850
Capital Markets	—	1,482	—	1,482
Chemicals	—	3,444	—	3,444
Commercial Services & Supplies	—	13,844	—	13,844
Construction & Engineering	—	3,517	—	3,517
Consumer Staples Distribution & Retail	—	—	6,851	6,851
Containers & Packaging	—	6,633	—	6,633
Diversified Consumer Services	—	4,868	—	4,868
Diversified Telecommunication Services	—	4,692	—	4,692
Electric Utilities	—	1,364	—	1,364
Electrical Equipment	—	2,456	—	2,456
Electronic Equipment, Instruments & Components	—	4,245	—	4,245
Entertainment	—	2,182	—	2,182
Financial Services	—	4,417	—	4,417
Food Products	—	461	—	461
Ground Transportation	—	3,838	—	3,838
Health Care Equipment & Supplies	—	5,951	—	5,951
Health Care Providers & Services	—	8,787	—	8,787
Hotels, Restaurants & Leisure	—	5,263	—	5,263
Household Durables	—	1,171	—	1,171
Insurance	—	8,275	—	8,275
IT Services	—	6,299	—	6,299
Leisure Products	—	2,673	33	2,706
Machinery	—	6,768	—	6,768
Media	—	7,049	—	7,049
Metals & Mining	—	817	—	817
Oil, Gas & Consumable Fuels	—	7,471	—	7,471
Passenger Airlines	—	3,039	—	3,039
Personal Care Products	—	910	—	910
Pharmaceuticals	—	2,779	—	2,779

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Professional Services	$—	$9,337	$—	$9,337
Semiconductors & Semiconductor Equipment	—	1,978	—	1,978
Software	—	18,590	—	18,590
Specialty Retail	—	8,130	—	8,130
Total Loan Assignments	—	183,246	6,884	190,130
Short-Term Investments
Investment Companies	8,071	—	—	8,071
Total Investments in Securities	$13,473	$198,900	$7,791	$220,164
Appreciation in Other Financial Instruments
Swaps	$—	$199	$—	$199

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2025
Investments in Securities:
Common Stocks	$867	$127	$(87)	$—	$—	$—	$—	$—	$907
Convertible Preferred Stocks	3,522	—	(3,735)	—	213	—	—	—	— (a)
Loan Assignments	7,275	1	(19)	111	922	(1,188)	—	(218)	6,884
Total	$11,664	$128	$(3,841)	$111	$1,135	$(1,188)	$—	$(218)	$7,791

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Value is zero.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2025, which were valued using significant unobservable inputs (level 3) amounted to $(3,725).
There were no significant transfers into or out of level 3 for the period ended May 31, 2025.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$3,113	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	26.08% (26.08%)
	3,771	Term of Restructuring	Expected Recovery	1.00% - 100.00% (77.97%)

Loan Assignments	6,884

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at May 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	—(b )	Terms of Restructuring	Expected Recovery	0.00% (0.00%)

Convertible Preferred Stocks	—(b )
	582	Terms of Restructuring	Expected Recovery	$0.00 - $137.77 ($54.68)

Common Stocks	582
Total	$7,466

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2025, the value of these investments was $325. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Value is zero.
As of May 31, 2025, the Fund held restricted securities, other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act, as follows:
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc. - Common Stocks	11/28/2018	$2,873	$— (a)	0.0%
Claire's Stores, Inc. - Convertible Preferred Stocks	10/3/2018	4,630	— (a)	0.0%
		$7,503	$— (a)

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.16% (a) (b)	$9,982	$48,531	$50,442	$—	$—	$8,071	8,071	$73	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing,

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
(1). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.